Business Combination (Details) - Schedule of Unaudited Combined Pro Forma Information - Business Combination [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Business Combination (Details) - Schedule of Unaudited Combined Pro Forma Information [Line Items]
Revenues	$ 22,267	$ 79,800
Net loss	$ (26,498)	$ (49,935)